Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001936804
Document Type	6-K
Entity File Number	001-41247
Entity Registrant Name	SunCar Technology Group Inc.
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31